Commitments and Contingencies (Details)											1 Months Ended		3 Months Ended			9 Months Ended
	Jul. 02, 2024 USD ($)	Mar. 18, 2024 $ / shares	Dec. 15, 2023 USD ($)	Dec. 15, 2023 HKD ($)	Sep. 20, 2023 $ / shares	Jul. 01, 2023	Dec. 15, 2020 USD ($)	Dec. 15, 2020 HKD ($)	Apr. 30, 2019 USD ($)	Apr. 30, 2019 HKD ($)	Jul. 31, 2024 USD ($)	Jul. 31, 2024 SGD ($)	Sep. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2024 HKD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 SGD ($)	May 03, 2024 $ / shares	Jan. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2023 SGD ($)	Apr. 05, 2023 USD ($)	Apr. 05, 2023 SGD ($)	Dec. 31, 2022 $ / shares	Dec. 31, 2021 USD ($)
Commitments and Contingencies [Line Items]
Subscription and claimed damage							$ 1,670,000	$ 13,000,000	$ 2,000,000	$ 17,100,000
Contingency loss																									$ 840,000
Equity interest percentage																				100.00%	100.00%	100.00%	100.00%
Cash																				$ 1,882,000	$ 2,500,000	$ 188,200	$ 250,000
Extension fee											$ 112,920	$ 150,000
Ordinary shares per value (in Dollars per share) | $ / shares																		$ 1		$ 9.15				$ 2.46
Litigation settlement aggregated amount			$ 1,383,424	$ 10,799,560
Legal costs	$ 150,000												$ 2,843,599			$ 5,456,693
Committed subscription amount																				$ 1,084,439
Compliance trading per share (in Dollars per share) | $ / shares		$ 1			$ 1
Consecutive trading days					30	10
Consecutively trading per share (in Dollars per share) | $ / shares					$ 1
Sale and Purchase Agreement [Member]
Commitments and Contingencies [Line Items]
Cash																	$ 2,500,000
Sony Life Singapore Pte. Ltd. [Member]
Commitments and Contingencies [Line Items]
Cash																						$ 1,882,000
Forecast [Member]
Commitments and Contingencies [Line Items]
Legal costs														$ 6,405	$ 50,000
Notes payable																			$ 1,673,525